Property, Plant and Equipment (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	June 30,	December 31,
	2014	2013
LNG terminal costs
LNG terminal	$12,821	$98
LNG terminal construction-in-process	5,796,520	4,412,077
Accumulated depreciation	(4)	—
Total LNG terminal costs, net	5,809,337	4,412,175

Fixed assets
Vehicles	835	309
Machinery and equipment	301	301
Other	2,232	135
Accumulated depreciation	(697)	(340)
Total fixed assets, net	2,671	405
Property, plant and equipment, net	$5,812,008	$4,412,580

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2013	2012
LNG terminal costs
LNG terminal	$98	$—
LNG terminal construction-in-process	4,412,077	1,228,391
Total LNG terminal costs, net	4,412,175	1,228,391

Fixed assets
Vehicles	309	154
Machinery and equipment	301	301
Other	135	—
Accumulated depreciation	(340)	(126)
Total fixed assets, net	405	329
Property, plant and equipment, net	$4,412,580	$1,228,720

In June 2012, we began capitalizing costs associated with Trains 1 and 2 of the Liquefaction Project, and in May 2013, we began capitalizing costs associated with Trains 3 and 4 of the Liquefaction Project. For the years ended December 31, 2013 and 2012 and for the period from June 24, 2010 (date of inception) through December 31, 2013, we capitalized $183.6 million, $35.1 million, and $218.7 million of interest expense related to the construction of Trains 1 through 4 of the Liquefaction Project, respectively.